Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES					$ 2,503,388
COST OF REVENUES					1,104,959
GROSS PROFIT					1,398,429
OPERATING EXPENSES
Development costs					2,117,683	96,567
Professional fees					3,905,699	539,568
Settlement					1,870,000
Stock-based compensation					10,734,833
Impairment - goodwill					22,203,422
Impairment – digital assets					34,570
General and administrative expenses					5,247,118	69,589
Total Operating Expenses					46,113,325	705,724
OPERATING (LOSS) INCOME					(44,714,896)	(705,724)
NON-OPERATING EXPENSE
Interest expense					(943,559)	(4,697)
Beneficial conversion feature					(3,300,000)
Amortization of debt discounts					(838,941)	(2,042)
Gain on sale of digital assets					47,875
Forgiveness of PPP loan					66,117
Other income					28,200
Total Non-Operating Expense					(4,940,308)	(6,739)
NET (LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES					(49,655,204)	(712,463)
Provision for income taxes					(800)	(800)
NET (LOSS) INCOME					$ (49,656,004)	$ (713,263)
NET LOSS PER SHARE
Basic and diluted					$ (0.05)	$ (0.00)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted					942,331,830	982,108,478
Tickeri Inc [Member]
REVENUES	71,500	101,747					166,644
COST OF REVENUES	21,871	28,366					41,282
GROSS PROFIT	49,629	73,381					125,362
OPERATING EXPENSES
General and administrative expenses	72,636	111,054					319,892
Total Operating Expenses	72,636	111,054					319,892
OPERATING (LOSS) INCOME	(23,007)	(37,673)					(194,530)
NON-OPERATING EXPENSE
Interest expense
Total Non-Operating Expense
NET (LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES	(23,007)	(37,673)					(194,530)
Provision for income taxes
NET (LOSS) INCOME	$ (23,007)	$ (37,673)					$ (194,530)
Monster Creative LLC [Member]
REVENUES			362,559	1,177,325		$ 2,209,072		1,964,432
COST OF REVENUES			610,626	604,673		1,324,685		957,320
GROSS PROFIT			(248,067)	572,652		884,387		1,007,112
OPERATING EXPENSES
Settlement
Impairment - goodwill
Impairment – digital assets
General and administrative expenses			517,047	162,393		689,624		518,128
Total Operating Expenses			517,047	162,393		689,624		518,128
OPERATING (LOSS) INCOME			(765,114)	410,259		(49,977)		488,984
NON-OPERATING EXPENSE
Interest expense			(18,707)	(29,150)		(49,977)		(60,128)
Beneficial conversion feature
Gain on sale of digital assets
Total Non-Operating Expense			(18,707)	(29,150)		(49,977)		(60,128)
NET (LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES			(783,821)	381,109		144,786		428,856
Provision for income taxes
NET (LOSS) INCOME			$ (783,821)	$ 381,109		$ 144,786		$ 428,856